CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.1	$ 0.1
Common shares, authorized (in shares)	375,000,000	138,880,000	138,880,000
Common shares, issued (in shares)	49,999,998	100,384,435	100,384,435